INVESTMENT PROPERTY OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Investment Property Operating Expenses [Abstract]
Schedule of Investment Property Operating Expenses
Investment property operating expenses were as follows:

	Years ended December 31,
	2025	2024	2023

Repair and maintenance	$3,276,560	$2,933,350	$2,351,598
Utilities	636,609	632,010	445,114
Insurance	513,850	469,823	375,108
Property management	460,428	319,650	242,098
Real estate taxes	1,299,758	747,297	731,261
Expected credit loss adjustments	278,703	(75,152)	(87,723)
Tenant-billable operating expenses	1,249,791	1,122,759	929,056
Interest expenses on property related lease liabilities	323,973	257,144	—
Other property related expenses	108,146	567,653	156,438
Total	$8,147,818	$6,974,534	$5,142,950